UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-08348

LORD ASSET MANAGEMENT TRUST
(Exact name of registrant as specified in charter)

425 South Financial Place
Chicago, Illinois 60605-1028
(Address of principal executive offices) (Zip code)

Patrick W. D. Turley Dechert LLP 1900 K Street NW Washington, D.C. 20006	Douglas M. Jackman Thomas White International, Ltd. 425 South Financial Place Chicago, Illinois 60605-1028

(Name and address of agent for service)

(312) 663-8300
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31

Date of reporting period: July 31, 2019

Item 1. Schedule of Investments.

Thomas White International Fund
Investment Portfolio (Unaudited)	July 31, 2019

Country	Issue	Industry	Shares	Value (US$)
	COMMON STOCKS (96.4%)
	AUSTRALIA (6.2%)
	Aristocrat Leisure Limited +	Consumer Services	68,600	$1,432,249
	BHP Billiton Ltd +	Materials	84,500	2,334,118
	CSL Limited +	Pharmaceuticals, Biotechnology & Life Sciences	15,350	2,396,866
	Treasury Wine Estates Limited +	Food, Beverage & Tobacco	107,000	1,289,773
				7,453,006

	BRAZIL (1.6%)
	Ambev SA	Food, Beverage & Tobacco	190,900	1,010,437
	Suzano SA	Materials	116,200	931,402
				1,941,839

	CANADA (5.6%)
	Canadian National Railway Company	Transportation	17,700	1,675,318
	Nutrien Ltd.	Materials	23,800	1,304,870
	Open Text Corporation	Software & Services	40,100	1,710,281
	Suncor Energy, Inc.	Energy	34,200	981,326
	The Toronto-Dominion Bank	Banks	18,300	1,069,742
				6,741,537

	CHINA (8.9%)
	Alibaba Group Holding Ltd. - ADR *	Retailing	10,550	1,826,311
	Anhui Conch Cement Company Limited - H Shares +	Materials	222,500	1,288,284
	Baidu, Inc. - ADR *#	Media & Entertainment	8,200	915,940
	China Molybdenum Co., Ltd. - H Shares +	Materials	2,682,000	770,744
	Kweichow Moutai Co., Ltd. - A Shares +	Food, Beverage & Tobacco	15,300	2,150,584
	Midea Group Co., Ltd. - A Shares +	Consumer Durables & Apparel	203,800	1,600,702
	Ping An Insurance (Group) Company of China Limited - H Shares +	Insurance	192,000	2,277,271
				10,829,836

	FINLAND (1.7%)
	Konecranes OYJ +	Capital Goods	31,000	910,158
	Sampo Oyj - A Shares +	Insurance	27,700	1,152,804
				2,062,962

	FRANCE (6.0%)
	Danone +	Food, Beverage & Tobacco	18,500	1,603,946
	Dassault Systemes +	Software & Services	6,900	1,044,543
	Eiffage +	Capital Goods	10,600	1,046,111
	Kering +	Consumer Durables & Apparel	3,125	1,614,254
	Safran SA +	Capital Goods	8,425	1,207,309
	Societe Generale SA +	Banks	32,300	791,213
				7,307,376

	GERMANY (2.7%)
	Bayerische Motoren Werke Aktiengesellschaft +	Automobiles & Components	16,850	1,242,176
	Fresenius SE & Co KGaA +	Health Care Equipment & Services	15,200	767,560
	Scout24 AG +	Media & Entertainment	23,300	1,294,992
				3,304,728

	HONG KONG (3.0%)
	Hong Kong Exchanges & Clearing Limited +	Diversified Financials	34,100	1,151,630
	Techtronic Industries Company Limited +	Consumer Durables & Apparel	245,600	1,838,889
	United Company RUSAL Plc * +	Materials	1,450,000	660,399
				3,650,918

	INDIA (4.4%)
	Exide Industries Ltd. +	Automobiles & Components	377,500	997,971
	HDFC Bank Ltd. - ADR	Banks	18,300	2,104,134
	Larsen & Toubro Ltd +	Capital Goods	64,900	1,304,946
	Vedanta Limited +	Materials	394,200	879,622
				5,286,673

	INDONESIA (1.4%)
	PT Telekomunikasi Indonesia Persero Tbk +	Telecommunication Services	5,625,000	1,719,937

	IRELAND (1.2%)
	CRH PLC +	Materials	42,190	1,404,082

	ITALY (1.1%)
	Intesa Sanpaolo S.p.A. +	Banks	621,500	1,343,087

	JAPAN (13.4%)
	East Japan Railway Company +	Transportation	9,100	834,259
	H.I.S. Co., Ltd. +	Consumer Services	30,900	758,596
	Kansai Paint Co., Ltd. +	Materials	65,900	1,297,692
	KOSE Corporation +	Household & Personal Products	5,460	928,775
	M3, Inc. +	Health Care Equipment & Services	67,100	1,360,637

Mizuho Financial Group, Inc. +	Banks	564,400	798,027
Nidec Corporation +	Capital Goods	7,400	992,703
Nintendo Co., Ltd. +	Media & Entertainment	3,400	1,245,662
ORIX Corporation +	Diversified Financials	66,300	947,947
Park24 Co., Ltd. +	Commercial & Professional Services	48,900	1,057,450
SMC CORPORATION +	Capital Goods	3,200	1,162,852
SoftBank Corp. +	Telecommunication Services	44,800	2,270,100
Sompo Holdings, Inc. +	Insurance	23,600	978,041
Sumitomo Corporation +	Capital Goods	56,700	842,585
Takeda Pharmaceutical Company Limited +	Pharmaceuticals, Biotechnology & Life Sciences	19,632	679,249
			16,154,575

MEXICO (1.6%)
Cemex SAB de CV	Materials	1,761,024	626,714
Grupo Aeroportuario del Sureste SAB de CV - B Shares	Transportation	87,800	1,328,654
			1,955,368

NETHERLANDS (2.0%)
ING Groep N.V. +	Banks	125,400	1,391,804
Koninklijke Philips NV +	Health Care Equipment & Services	22,600	1,059,851
			2,451,655

POLAND (0.6%)
Bank Polska Kasa Opieki SA+	Banks	26,800	712,533

RUSSIA (2.6%)
LUKOIL PJSC - ADR +	Energy	21,200	1,743,013
Sberbank of Russia PJSC - ADR +	Banks	91,800	1,367,590
			3,110,603

SINGAPORE (1.2%)
DBS Group Holdings Limited +	Banks	74,600	1,425,730

SOUTH AFRICA (2.3%)
FirstRand Limited +	Diversified Financials	270,600	1,161,675
Naspers Limited - N Shares +	Media & Entertainment	6,600	1,605,730
			2,767,405

SOUTH KOREA (4.4%)
KB Financial Group Inc. +	Banks	44,250	1,620,176
LG Household & Health Care Ltd. +	Household & Personal Products	1,045	1,106,678
POSCO +	Materials	4,050	769,265
Samsung Electronics Co., Ltd. +	Technology Hardware & Equipment	46,950	1,791,297
			5,287,416

SPAIN (1.4%)
Banco Bilbao Vizcaya Argentaria, S.A.+	Banks	331,500	1,679,523

SWEDEN (2.5%)
Hexagon AB - B Shares +	Technology Hardware & Equipment	30,300	1,469,913
SKF AB - B Shares +	Capital Goods	97,700	1,602,440
			3,072,353

SWITZERLAND (3.4%)
Adecco Group AG +	Commercial & Professional Services	16,200	884,302
Credit Suisse Group AG +	Diversified Financials	87,700	1,062,102
Ems-Chemie Holding AG +	Materials	1,600	998,598
Roche Holding AG +	Pharmaceuticals, Biotechnology & Life Sciences	4,200	1,124,570
			4,069,572

TAIWAN (2.4%)
Taiwan Semiconductor Manufacturing Company, Ltd. +	Semiconductors & Semiconductor Equipment	62,000	512,583
Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	Semiconductors & Semiconductor Equipment	55,400	2,361,702
			2,874,285

THAILAND (1.2%)
Kasikornbank Public Company Limited+	Banks	258,500	1,451,559

TURKEY (0.5%)
Tofas Turk Otomobil Fabrikasi A.S.+	Automobiles & Components	167,700	590,797

UNITED KINGDOM (12.1%)
Ashtead Group Plc +	Capital Goods	50,000	1,365,313
AstraZeneca Plc +	Pharmaceuticals, Biotechnology & Life Sciences	14,800	1,270,321
BP p.l.c. +	Energy	306,900	2,023,952
British American Tobacco P.L.C. +	Food, Beverage & Tobacco	25,500	909,925
Carnival plc +	Consumer Services	16,600	749,195
Glencore plc +	Materials	158,100	509,051
Lloyds Banking Group plc +	Banks	2,085,600	1,350,814
Reckitt Benckiser Group PLC +	Household & Personal Products	17,200	1,333,590
Royal Dutch Shell PLC - B Shares +	Energy	79,600	2,512,343
Smith & Nephew plc +	Health Care Equipment & Services	61,300	1,388,880
WPP plc +	Media & Entertainment	108,000	1,271,509
			14,684,893

UNITED STATES (1.0%)
		Cognizant Technology Solutions Corporation - Class A	Software & Services	18,300	1,192,062

Total Common Stocks			(Cost $109,497,621)		116,526,310

PREFERRED STOCK (1.4%)
BRAZIL (1.4%)
		Itau Unibanco Holding S.A. (11/4/19, 0.52%) ^	Banks	184,740	1,689,906

Total Preferred Stock			(Cost $1,325,082)		1,689,906

Total Investments	97.8%		(Cost $110,822,703)		$118,216,216
Other Assets, Less Liabilities	2.2%				2,668,770
Total Net Assets:	100.0%				$120,884,986

*	Non-Income Producing Securities
#
All or a portion of securities on loan at July 31, 2019. The market value of the securities loaned was $915,940. The loaned securities were secured with non-cash collateral with a value of $945,444. The non-cash collateral received consists of short term investments and long term bonds, and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day's prices.

^	Maturity Date and Preferred Dividend Rate of Preferred Stock
+	Fair Valued Security
PLC -	Public Limited Company
ADR -	American Depositary Receipt

Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at July 31, 2019 was as follows~:

Cost of Investments	$110,822,703
Gross unrealized appreciation	17,845,826
Gross unrealized depreciation	(10,452,313)
Net unrealized appreciation	$7,393,513

~ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2019 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. As of July 31, 2019 all securities within the Fund's portfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of July 31, 2019, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$–	$7,453,006	$–	$7,453,006
Brazil	1,941,839	–	–	1,941,839
Canada	6,741,537	–	–	6,741,537
China	2,742,251	8,087,585	–	10,829,836
Finland	–	2,062,962	–	2,062,962
France	–	7,307,376	–	7,307,376
Germany	–	3,304,728	–	3,304,728
Hong Kong	–	3,650,918	–	3,650,918
India	2,104,134	3,182,539	–	5,286,673
Indonesia	–	1,719,937	–	1,719,937
Ireland	–	1,404,082	–	1,404,082
Italy	–	1,343,087	–	1,343,087
Japan	–	16,154,575	–	16,154,575
Mexico	1,955,368	–	–	1,955,368
Netherlands	–	2,451,655	–	2,451,655
Poland	–	712,533	–	712,533
Russia	–	3,110,603	–	3,110,603
Singapore	–	1,425,730	–	1,425,730
South Africa	–	2,767,405	–	2,767,405
South Korea	–	5,287,416	–	5,287,416
Spain	–	1,679,523	–	1,679,523
Sweden	–	3,072,353	–	3,072,353
Switzerland	–	4,069,572	–	4,069,572
Taiwan	2,361,702	512,583	–	2,874,285
Thailand	–	1,451,559	–	1,451,559
Turkey	–	590,797	–	590,797
United Kingdom	–	14,684,893	–	14,684,893
United States	1,192,062	–	–	1,192,062
Total Common Stocks	$19,038,893	$97,487,417	$–	$116,526,310

Preferred Stock
Brazil	$1,689,906	$-	$-	$1,689,906
Total Preferred Stock	$1,689,906	$-	$-	$1,689,906

Total Investments	$20,728,799	$97,487,417	$–	$118,216,216

No transfers between Levels 1, 2 or 3 were observed during the reporting period, as compared to their classification from the prior annual report.

Thomas White Emerging Markets Fund
Investment Portfolio (Unaudited)	July 31, 2019

Country	Issue	Industry	Shares	Value (US$)
	COMMON STOCKS (90.8%)
	BRAZIL (4.1%)
	Ambev SA	Food, Beverage & Tobacco	60,200	$318,639
	B3 SA - Brasil Bolsa Balcao	Diversified Financials	45,400	503,208
	Fleury SA	Health Care Equipment & Services	60,100	365,827
	Suzano SA	Materials	45,100	361,500
				1,549,174

	CHILE (2.3%)
	Enel Americas SA	Utilities	3,112,129	513,490
	Enel Chile SA	Utilities	3,725,000	337,624
				851,114

	CHINA (32.2%)
	Alibaba Group Holding Ltd. - ADR *	Retailing	11,125	1,925,849
	Anhui Conch Cement Company Limited - H Shares +	Materials	138,900	804,237
	Baidu, Inc. - ADR *	Media & Entertainment	2,475	276,457
	Brilliance China Automotive Holdings Ltd. +	Automobiles & Components	188,000	206,025
	China Construction Bank Corp. - H Shares +	Banks	1,053,000	810,681
	China Overseas Land & Investment Limited +	Real Estate	146,000	499,731
	China Petroleum and Chemical Corporation (Sinopec) - H Shares +	Energy	656,000	422,580
	CSPC Pharmaceutical Group Limited +	Pharmaceuticals, Biotechnology & Life Sciences	128,000	221,498
	Ctrip.com International, Ltd. - ADR *	Retailing	9,800	382,004
	Haier Electronics Group Co., Ltd. +	Consumer Durables & Apparel	119,000	280,547
	Kweichow Moutai Co., Ltd. - A Shares +	Food, Beverage & Tobacco	2,800	393,571
	Midea Group Co., Ltd. - A Shares +	Consumer Durables & Apparel	33,000	259,191
	Momo Inc. - ADR	Media & Entertainment	12,600	428,022
	NetEase, Inc. - ADR	Media & Entertainment	1,565	361,233
	Ping An Insurance (Group) Company of China Limited - H Shares +	Insurance	80,200	951,235
	Shanghai International Airport Co., Ltd. - A Shares +	Transportation	37,000	443,088
	Shenzhou International Group Holdings Ltd. +	Consumer Durables & Apparel	44,000	604,471
	SINA Corporation *	Media & Entertainment	4,300	168,216
	Tencent Holdings Limited +	Software & Services	42,900	2,006,449
	ZTO Express (Cayman) Inc. - ADR #	Transportation	30,600	601,290
				12,046,375

	HONG KONG (1.3%)
	Thai Beverage Public Company Limited +	Food, Beverage & Tobacco	822,700	498,925

	INDIA (8.0%)
	Coal India Limited +	Energy	115,700	342,783
	Exide Industries Ltd. +	Automobiles & Components	94,300	249,295
	HDFC Bank Ltd. - ADR	Banks	3,300	379,434
	ITC Limited +	Food, Beverage & Tobacco	123,100	482,029
	Larsen & Toubro Ltd +	Capital Goods	18,200	365,948
	Mahindra & Mahindra Ltd. - GDR +	Automobiles & Components	47,198	371,914
	Vedanta Limited +	Materials	134,500	300,125
	WNS (Holdings) Ltd. - ADR *	Software & Services	6,600	415,932
	YES BANK Limited +	Banks	78,400	104,110
				3,011,570

	INDONESIA (4.8%)
	PT Bank Negara Indonesia (Persero) Tbk +	Banks	772,800	455,512
	PT Bank Rakyat Indonesia (Persero) Tbk +	Banks	1,627,000	518,485
	PT Matahari Department Store Tbk +	Retailing	713,600	188,791
	PT Telekomunikasi Indonesia Persero Tbk +	Telecommunication Services	1,006,000	307,601
	PT United Tractors Tbk +	Energy	189,400	336,784
				1,807,173

	MEXICO (3.3%)
	Grupo Aeroportuario del Sureste SAB de CV - Class B	Transportation	21,300	322,328
	Grupo Financiero Banorte, S.A.B. de C.V. - Class O	Banks	129,100	645,845
	Wal-Mart de Mexico S.A.B. de C.V.	Food & Staples Retailing	95,100	280,629
				1,248,802

	PANAMA (1.0%)
	Banco Latinoamericano de Comercio Exterior, S.A. - E Shares	Diversified Financials	17,100	359,442

	PHILIPPINES (1.9%)
	Metropolitan Bank & Trust Company +	Banks	253,972	376,874
	Semirara Mining and Power Corporation +	Energy	695,700	314,656
				691,530

	POLAND (1.1%)
	Bank Polska Kasa Opieki SA +	Banks	5,700	151,546
	KGHM Polska Miedz S.A. +	Materials	10,600	257,296
				408,842

	RUSSIA (5.5%)
	LUKOIL PJSC - ADR +	Energy	14,700	1,208,599
	Sberbank of Russia PJSC - ADR +	Banks	56,075	835,377
				2,043,976

	SOUTH AFRICA (4.4%)
	Absa Group Limited +	Banks	24,500	271,757
	FirstRand Limited +	Diversified Financials	71,000	304,800
	Naspers Limited - N Shares +	Media & Entertainment	4,350	1,058,322
				1,634,879

	SOUTH KOREA (10.3%)
	KB Financial Group Inc. +	Banks	10,550	386,279
	Korea Zinc Co Ltd +	Materials	1,075	401,536
	LG Chem Ltd. +	Materials	875	248,120
	LG Household & Health Care Ltd. +	Household & Personal Products	490	518,921
	POSCO +	Materials	1,425	270,667
	Samsung Electronics Co., Ltd. +	Technology Hardware & Equipment	39,950	1,524,224
	Shinhan Financial Group Co., Ltd. +	Banks	14,025	514,027
				3,863,774

	TAIWAN (7.1%)
	Largan Precision Company Limited +	Technology Hardware & Equipment	5,000	676,892
	Taiwan Semiconductor Manufacturing Company, Ltd. +	Semiconductors & Semiconductor Equipment	240,700	1,989,981
				2,666,873

	THAILAND (2.0%)
	Kasikornbank Public Company Limited +	Banks	48,400	271,781
	PTT Exploration and Production Public Company Limited +	Energy	108,100	475,558
				747,339

	TURKEY (0.6%)
	Turkcell Iletisim Hizmetleri AS +	Telecommunication Services	91,600	214,048

	UNITED STATES (0.9%)
	Cognizant Technology Solutions Corporation - Class A	Software & Services	5,400	351,756

	Total Common Stocks	(Cost $28,216,156)		33,995,592

	PREFERRED STOCKS (6.9%)
	BRAZIL (5.9%)
	Banco Bradesco S.A. (10/31/19, N/A) ^	Banks	39,600	359,439
	Gerdau S.A. (10/30/19, 2.16%) ^	Materials	119,300	430,766
	Itau Unibanco Holding S.A. (11/4/19, 0.53%) ^	Banks	79,423	726,520
	Petroleo Brasileiro SA Petrobras (10/24/19, 0.07%) ^	Energy	100,200	689,468
				2,206,193

	SOUTH KOREA (1.0%)
	Samsung Electronics Co., Ltd. (10/7/19, 3.48%) ^+	Semiconductors & Semiconductor Equipment	12,500	389,421

	Total Preferred Stocks	(Cost $2,294,938)		2,595,614

	REAL ESTATE INVESTMENT TRUST (REIT) (0.7%)
	MEXICO (0.7%)
	Fibra Uno Administracion SA de CV	Real Estate	212,600	273,685

	Total REIT	(Cost $266,351)		273,685

	SHORT TERM INVESTMENT (1.3%)
	MONEY MARKET FUND (1.3%)
	Northern Institutional Treasury Portfolio, 2.32% (a)		481,491	481,491

	Total Short Term Investment	(Cost $481,491)		481,491

Total Investments	99.7%	(Cost $31,258,936)		$37,346,382
Other Assets, Less Liabilities	0.3%			103,090
Total Net Assets:	100.0%			$37,449,472

*	Non-Income Producing Securities
#
All or a portion of securities on loan at July 31, 2019. The market value of the securities loaned was $601,290. The loaned securities were secured with a non-cash collateral with a value of $626,448. The non-cash collateral received consists of short term investments , and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day's prices.

^	Maturity Date and Preferred Dividend Rate of Preferred Stock
+	Fair Valued Security
(a)	7-day Yield
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at July 31, 2019 was as follows~:

Cost of Investments	$31,258,936
Gross unrealized appreciation	8,990,521
Gross unrealized depreciation	(2,903,075)
Net unrealized appreciation	$6,087,446

~ Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at July 31, 2019 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. As of July 31, 2019 all securities within the Fund's portfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of July 31, 2019, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,549,174	$–	$–	$1,549,174
Chile	851,114	–	–	851,114
China	4,143,071	7,903,304	–	12,046,375
Hong Kong	–	498,925	–	498,925
India	795,366	2,216,204	–	3,011,570
Indonesia	–	1,807,173	–	1,807,173
Mexico	1,248,802	–	–	1,248,802
Panama	359,442	–	–	359,442
Philippines	–	691,530	–	691,530
Poland	–	408,842	–	408,842
Russia	–	2,043,976	–	2,043,976
South Africa	–	1,634,879	–	1,634,879
South Korea	–	3,863,774	–	3,863,774
Taiwan	–	2,666,873	–	2,666,873
Thailand	–	747,339	–	747,339
Turkey	–	214,048	–	214,048
United States	351,756	–	–	351,756
Total Common Stocks	$9,298,725	$24,696,867	$–	$33,995,592

Preferred Stocks
Brazil	$2,206,193	$–	$–	$2,206,193
South Korea	–	389,421	–	389,421

Total Preferred Stocks	$2,206,193	$389,421	$-	$2,595,614

Real Estate Investment Trust (REIT)
Mexico	$273,685	$-	$-	$273,685
Total REIT	$273,685	$-	$-	$273,685

Short Term Investment	$481,491	$–	$–	$481,491
Total Investments	$12,260,094	$25,086,288	$–	$37,346,382

No transfers between Levels 1, 2 or 3 were observed during the reporting period, as compared to their classification from the prior annual report.

Thomas White American Opportunities Fund
Investment Portfolio (Unaudited)	July 31, 2019

Industry	Issue	Shares	Value
	COMMON STOCKS (91.3%)
	AUTOMOBILES & COMPONENTS (1.0%)
	BorgWarner, Inc.	12,000	$453,600

	BANKS (6.3%)
	Citizens Financial Group, Inc.	15,100	562,626
	Comerica Incorporated	9,250	677,100
	Fifth Third Bancorp	13,600	403,784
	Regions Financial Corporation	37,100	591,003
	Zions Bancorporation, N.A.	14,900	671,543
			2,906,056

	CAPITAL GOODS (13.3%)
	Carlisle Companies Incorporated	3,530	509,061
	Cummins Inc.	2,600	426,400
	Huntington Ingalls Industries, Inc.	4,140	945,162
	Ingersoll-Rand PLC ^	5,000	618,300
	The Middleby Corporation *	3,400	456,892
	Parker-Hannifin Corporation	2,550	446,454
	Sensata Technologies Holding plc *^	15,704	744,841
	Snap-on Incorporated	4,350	663,853
	Spirit AeroSystems Holdings, Inc. - Class A	8,250	633,930
	Textron Inc.	6,575	324,148
	W.W. Grainger, Inc.	1,200	349,236
			6,118,277

	CONSUMER DURABLES & APPAREL (2.2%)
	Capri Holdings Limited *^	4,650	165,494
	Lennar Corporation - Class A	8,250	392,452
	Polaris Industries Inc.	4,900	463,883
			1,021,829

	CONSUMER SERVICES (2.8%)
	Aramark	11,987	433,809
	Royal Caribbean Cruises Ltd. ^	7,400	860,916
			1,294,725

	DIVERSIFIED FINANCIALS (4.2%)
	Ameriprise Financial, Inc.	3,500	509,285
	Intercontinental Exchange, Inc.	6,500	571,090
	Voya Financial, Inc.	15,500	870,635
			1,951,010

	ENERGY (4.0%)
	Concho Resources Inc.	3,150	307,692
	Diamondback Energy Inc	3,350	346,491
	EQT Corporation	9,400	142,034
	Marathon Petroleum Corporation	12,054	679,725
	Noble Energy, Inc.	15,800	348,864
			1,824,806

	FOOD, BEVERAGE & TOBACCO (1.6%)
	The Hershey Company	5,000	758,700

	HEALTH CARE EQUIPMENT & SERVICES (7.3%)
	Boston Scientific Corporation *	19,230	816,506
	Centene Corporation *	9,200	479,228
	Hill-Rom Holdings, Inc.	5,290	564,126
	Laboratory Corporation of America Holdings *	3,095	518,474
	WellCare Health Plans, Inc. *	1,350	387,787
	Zimmer Biomet Holdings, Inc.	4,600	621,598
			3,387,719

INSURANCE (3.2%)
Assurant, Inc.	4,600	521,456
Everest Re Group, Ltd. ^	1,700	419,288
The Hartford Financial Services Group, Inc.	9,300	535,959
		1,476,703

MATERIALS (6.7%)
AptarGroup, Inc.	4,400	532,488
Ball Corporation	7,800	557,544
Martin Marietta Materials, Inc.	2,900	718,475
PPG Industries, Inc.	6,460	758,339
The Sherwin-Williams Company	1,040	533,562
		3,100,408

MEDIA & ENTERTAINMENT (1.1%)
CBS Corporation - Class B Non-Voting	9,366	482,443

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (4.3%)
Agilent Technologies, Inc.	10,200	707,982
Charles River Laboratories International, Inc. *	5,890	792,441
Jazz Pharmaceuticals Public Limited Company *^	3,300	459,954
		1,960,377

RETAILING (3.8%)
AutoZone, Inc. *	694	779,390
Ross Stores, Inc.	9,100	964,873
		1,744,263

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.7%)
Analog Devices, Inc.	4,030	473,364
Lam Research Corporation	3,295	687,370
Skyworks Solutions, Inc.	6,300	537,264
Xilinx, Inc.	4,200	479,682
		2,177,680

SOFTWARE & SERVICES (9.8%)
Cadence Design Systems, Inc. *	9,525	703,993
Check Point Software Technologies Ltd. *^	7,170	802,682
DXC Technology Company	7,425	414,092
Fidelity National Information Services, Inc.	7,800	1,039,350
FleetCor Technologies Inc. *	2,950	838,301
Intuit Inc.	2,650	734,871
		4,533,289

TECHNOLOGY HARDWARE & EQUIPMENT (3.5%)
Arista Networks Inc. *	1,700	464,865
F5 Networks, Inc. *	3,475	509,852
NetApp, Inc.	11,250	658,012
		1,632,729

TRANSPORTATION (3.5%)
Old Dominion Freight Line, Inc.	4,700	784,806
Southwest Airlines Co.	8,100	417,393
XPO Logistics, Inc. *	5,750	388,010
		1,590,209

UTILITIES (8.0%)
Alliant Energy Corporation	14,000	693,560
Ameren Corporation	11,300	855,297
CMS Energy Corporation	13,050	759,771
DTE Energy Company	5,200	660,972
Xcel Energy, Inc.	12,050	718,300
		3,687,900

Total Common Stocks	(Cost $30,737,859)	42,102,723

REAL ESTATE INVESTMENT TRUSTS (REITS) (7.1%)
REAL ESTATE (7.1%)
		AvalonBay Communities, Inc.	2,300	480,217
		Boston Properties, Inc.	4,025	535,124
		Crown Castle International Corp.	5,650	752,919
		Digital Realty Trust, Inc.	4,700	537,492
		Prologis, Inc.	8,400	677,124
		Regency Centers Corp.	4,550	303,485
				3,286,361

Total REITs			(Cost $2,817,241)	3,286,361

Total Investments	98.4%		(Cost $33,555,100)	$45,389,084
Other Assets, Less Liabilities	1.6%			732,781
Total Net Assets:	100.0%			$46,121,865

PLC -	Public Limited Company
*	Non-Income Producing Securities
^	Foreign Issued Securities

Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at July 31, 2019 was as follows~:

Cost of Investments	$33,555,100
Gross unrealized appreciation	12,693,294
Gross unrealized depreciation	(859,310)
Net unrealized appreciation	$11,833,984

~ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2019 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. As of July 31, 2019 all securities within the Fund's portfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of July 31, 2019, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles & Components	$453,600	$–	$–	$453,600
Banks	2,906,056	–	–	2,906,056
Capital Goods	6,118,277	–	–	6,118,277
Consumer Durables & Apparel	1,021,829	–	–	1,021,829
Consumer Services	1,294,725	–	–	1,294,725
Diversified Financials	1,951,010	–	–	1,951,010
Energy	1,824,806	–	–	1,824,806
Food, Beverage & Tobacco	758,700	–	–	758,700
Health Care Equipment & Services	3,387,719	–	–	3,387,719
Insurance	1,476,703	–	–	1,476,703
Materials	3,100,408	–	–	3,100,408
Media & Entertainment	482,443	–	–	482,443
Pharmaceuticals, Biotechnology & Life Sciences	1,960,377	–	–	1,960,377
Retailing	1,744,263	–	–	1,744,263
Semiconductors & Semiconductor Equipment	2,177,680	–	–	2,177,680
Software & Services	4,533,289	–	–	4,533,289
Technology Hardware & Equipment	1,632,729	–	–	1,632,729
Transportation	1,590,209	–	–	1,590,209
Utilities	3,687,900	–	–	3,687,900
Total Common Stocks	$42,102,723	$–	$–	$42,102,723

Real Estate Investment Trusts (REITs)
Real Estate	$3,286,361	$-	$-	$3,286,361
Total REITs	$3,286,361	$-	$-	$3,286,361

Total Investments	$45,389,084	$–	$–	$45,389,084

Item 2. Controls and Procedures.

(a)
The registrant’s President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Lord Asset Management Trust

By (Signature and Title) /s/ Douglas M. Jackman
Douglas M. Jackman
President (Principal Executive Officer)

Date:    9/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Douglas M. Jackman
Douglas M. Jackman
President (Principal Executive Officer)

Date:     9/26/2019

By (Signature and Title) /s/ David M. Sullivan II
David M. Sullivan II
Treasurer (Principal Financial Officer)

Date:    9/26/2019